Document And Entity Information	6 Months Ended
Jun. 30, 2016
Document Information [Line Items]
Document Type	S-4
Amendment Flag	true
Document Period End Date	Jun. 30, 2016
Entity Registrant Name	FORM Holdings Corp.
Entity Central Index Key	0001410428
Entity Filer Category	Smaller Reporting Company
Trading Symbol	FH
Amendment Description	Amendment to S-4 document filed on 2016-09-09.